Note 17 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares issued and outstanding at beginning of period (in shares)		41,495,957	35,980,047
Stock Issued During Period, Shares, New Issues (in shares)	1,260,042	2,245,229
Weighted average number of shares used in computing basic earnings per share (in shares)	42,755,999	38,225,276
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method (in shares)	428,098	437,204
Number of shares used in computing diluted earnings per share (in shares)	43,184,097	38,662,480